LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of components of lease cost
The components of lease costs are as follows:

	Year Ended December 31,
	2023	2022	2021
Operating lease costs:

Amortization of land use rights	$22,670	$22,662	$22,832
Operating lease costs	18,434	14,614	29,401
Short-term lease costs	342	720	473
Variable lease costs	2,684	1,902	(629)
Finance lease costs:
Amortization of right-of-use assets	5,336	12,928	15,682
Interest costs	24,562	25,371	31,642

Total lease costs	$74,028	$78,197	$99,401

Disclosure of other information related to lease term and discount rate
O
ther information related to lease terms and discount rates is as follows:

	December 31,
	2023	2022
Weighted average remaining lease term
Operating leases	18.0 years	21.5 years
Finance leases	9.5 years	10.5 years
Weighted average discount rate
Operating leases	6.66%	5.77%
Finance leases	10.70%	10.70%

Schedule of maturities of lease liabilities
Maturities of lease liabilities as of December 31, 2023 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2024	$20,502	$37,387
2025	13,130	37,387
2026	11,058	37,387
2027	5,675	37,387
2028	5,365	37,387
Over 2028	65,681	169,345

Total future minimum lease payments	121,411	356,280
Less: amounts representing interest	(47,868)	(133,499)

Present value of future minimum lease payments	73,543	222,781
Current portion	(19,685)	(35,307)

Non-current portion	$53,858	$187,474

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2023 were as follows:

Year ending December 31,
2024	$56,427
2025	56,409
2026	29,975
2027	7,257
2028	3,378
Over 2028	3,640

$157,086